Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis
The Company’s assets and liabilities measured at fair value on a recurring basis consisted of the following:

	December 31, 2022
(Amounts in millions)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$27	$—	$—	$27
Total assets measured at fair value	$27	$—	$—	$27
Liabilities:
Warrant liabilities, net	$—	$1	$—	$1
Other liabilities - contingent consideration relating to acquisitions payable in cash	—	—	1	1
Total liabilities measured at fair value	$—	$1	$1	$2

	December 31, 2021
(Amounts in millions)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$611	$—	$—	$611
Other investments — available-for-sale convertible notes	—	—	34	34
Total assets measured at fair value	$611	$—	$34	$645
Liabilities:
Warrant Liabilities, net	$—	$16	$—	$16
Total liabilities measured at fair value	$—	$16	$—	$16

Assets recorded at fair value classified as Level 3
The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Year Ended December 31,
(Amounts in millions)	2022	2021
Assets:
Balance at beginning of period	$34	$50
Purchases	—	15
Credit loss valuation allowance included in income (loss) from equity method and other investments	(1)	(19)
Reclassification of forward contract liability to credit valuation allowance upon funding of commitment	—	(9)
Unrealized (loss) gain on available-for-sale securities included in other comprehensive income	—	(2)
Accrued interest income	—	11
Accrued interest collected	(3)	(11)
Foreign currency translation (losses) gain included in other comprehensive income	3	(1)
Conversion of available-for-sale securities to equity method investment (Note 13)	(33)	—
Balance at end of period	$—	$34

Liabilities recorded at fair value classified as Level 3	The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Year Ended December 31, 2022
(Amounts in millions)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value	Balance at End of Period
Liabilities:
Other current liabilities - contingent consideration relating to acquisitions payable in common stock	$—	$3	$(1)	$(2)	$—
Other current liabilities - contingent consideration relating to acquisitions payable in cash	—	2	(2)	—	—
Other liabilities - contingent consideration relating to acquisitions payable in cash	—	1	—	—	1
Total	$—	$6	$(3)	$(2)	$1

	Year Ended December 31, 2021
(Amounts in millions)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value	Reclassification to Equity	Balance at End of Period
Liabilities:
IndiaCo Forward Contract Liability	$8	$—	$(9)	$1	$—	$—
SoftBank Senior Unsecured Notes Warrant(1)	279	—	(474)	230	(35)	—
2020 LC Facility Warrant(2)	140	—	(237)	115	(18)	—
Total	$427	$—	$(720)	$346	$(53)	$—

(1)During the year ended December 31, 2021, 71,541,399 shares of the Company’s Series H-3 Convertible Preferred Stock were issued in connection with the SoftBank Unsecured Notes Warrant and in exchange the Company received $1 million.
(2)During the year ended December 31, 2021, 35,770,699 shares of the Company’s Series H-3 Convertible Preferred Stock were issued in connection with the 2020 LC Facility Warrant and in exchange the Company received $0.4 million.

Change in fair value and unrealized gains (losses)
The total Gain (loss) from change in fair value of warrant liabilities included in the Consolidated Statements of Operations are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021
Selling, general and administrative expenses:
Level 3 liabilities	$(2)	$—
Income (loss) from equity method and other investments:
Level 3 liabilities	$—	$(1)
Gain (loss) from change in fair value of warrant liabilities:
Level 2 liabilities	$11	$2
Level 3 liabilities:
SoftBank Senior Unsecured Notes Warrant	—	(230)
2020 LC Facility Warrant	—	(115)
Total Level 3 liabilities	—	(345)
Total gain (loss) from change in fair value of warrant liabilities:	$11	$(343)

Valuation techniques and significant unobservable inputs	The valuation techniques and significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2022
	Fair Value (in millions)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Liabilities:
Other current liabilities - contingent consideration relating to acquisitions	$—	Probability weighted cash flow	Probability adjustment	100%
Other liabilities - contingent consideration relating to acquisitions	$1	Probability weighted cash flow	Probability adjustment	100%
Other liabilities - IndiaCo share pledge	$—	Discounted cash flow	Risk-adjusted discount rate	12.3%

	December 31, 2021
	Fair Value (in millions)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$34	Discounted cash flow	Price per share	$2.22